Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Aug. 31, 2012	Aug. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,297	$ 1,556
Accounts receivable, net	2,167	2,497
Inventories	7,036	8,044
Other current assets	260	225
Total Current Assets	10,760	12,322
Non-Current Assets
Property and equipment, at cost, less accumulated depreciation and amortization	12,038	11,526
Equity investment in Alliance Boots	6,140	0
Alliance Boots call option	866	0
Goodwill	2,161	2,017
Other non-current assets	1,497	1,589
Total Non-Current Assets	22,702	15,132
Total Assets	33,462	27,454
Current Liabilities
Short-term borrowings	1,319	13
Trade accounts payable	4,384	4,810
Accrued expenses and other liabilities	3,019	3,075
Income taxes	0	185
Total Current Liabilities	8,722	8,083
Non-Current Liabilities
Long-term debt	4,073	2,396
Deferred income taxes	545	343
Other non-current liabilities	1,886	1,785
Total Non-Current Liabilities	6,504	4,524
Shareholders' Equity
Common stock, $.078125 par value; authorized 3.2 billion shares; issued 1,028,180,150 shares in 2012 and 1,025,400,000 shares in 2011	80	80
Paid-in capital	936	834
Employee stock loan receivable	(19)	(34)
Retained earnings	20,156	18,877
Accumulated other comprehensive income	68	16
Treasury stock at cost, 84,124,816 shares in 2012 and 136,105,870 shares in 2011	(2,985)	(4,926)
Total Shareholders' Equity	18,236	14,847
Total Liabilities and Shareholders' Equity	$ 33,462	$ 27,454